Material accounting policies	12 Months Ended
Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Material accounting policies	Material accounting policies
1.Reporting entity
Barclays Bank PLC is a public company limited by shares registered in England under company number 1026167, having its registered office at 1 Churchill Place, London, E14 5HP.
These financial statements are prepared for Barclays Bank PLC and its subsidiaries (the Barclays Bank Group) under Section 399 of the
Companies Act 2006. The Barclays Bank Group is a major global financial services provider engaged in credit cards, wholesale banking, investment banking, wealth management and investment management services. In addition, separate financial statements have been presented for the holding company.
2.Compliance with International Financial Reporting Standards
The consolidated financial statements of the Barclays Bank Group, and the separate financial statements of Barclays Bank PLC, have been prepared in accordance with UK-adopted international accounting standards.
The consolidated financial statements of the Barclays Bank Group, and the separate financial statements of Barclays Bank PLC, have also been prepared in accordance with (1) International Financial Reporting Standards (IFRS) as issued by the International Accounting
Standards Board (IASB), including interpretations issued by the IFRS Interpretations Committee, as there are no applicable differences from
IFRS as issued by the IASB for the periods presented; and (2) IFRS adopted pursuant to Regulation (EC) No. 1606/2002 as it applies in the
European Union (“IFRS as adopted by the EU”).
There are currently no differences between UK-adopted international accounting standards and IFRS as adopted by the EU and therefore no reconciliation of variances is provided.
The principal accounting policies applied in the preparation of the consolidated and separate financial statements are set out below, and in the relevant notes to the financial statements. These policies have been consistently applied, with the exception of Classification of Liabilities as Current or Non-current (Amendments to IAS 1), which was effective from 1 January 2024 and applies retrospectively.
3.Basis of preparation
The consolidated and separate financial statements have been prepared under the historical cost convention modified to include the fair valuation of investment property, and particular financial instruments, to the extent required or permitted under IFRS as set out in the relevant accounting policies. The financial statements are stated in millions of Pounds Sterling (£m), the functional currency of Barclays
Bank PLC.
The financial statements have been prepared on a going concern basis, in accordance with the Companies Act 2006 as applicable to companies using IFRS. The financial statements are prepared on a going concern basis as the Board is satisfied that the Barclays Bank Group and parent company have the resources to continue in business for a period of at least 12 months from approval of the financial statements.
In making this assessment, the Board has considered a wide range of information relating to present and future conditions and has reviewed a working capital report (WCR). The WCR is used by the Board to assess the future performance of the Barclays Bank Group and whether it has the resources in place that are required to meet its ongoing regulatory requirements. The WCR assessment is based upon business plans which contain future forecasts of profitability taken from the Barclays Bank Group’s medium term plan as well as projections of regulatory capital requirements and business funding needs. The WCR also includes an assessment of the impact of internally generated stress testing scenarios on the liquidity and capital requirement forecasts. The stress tests used were based upon an assessment of reasonably possible downside economic scenarios that the Barclays Bank Group could experience.
The WCR showed that the Barclays Bank Group had sufficient capital and liquidity in place to support its future business requirements and remained above its regulatory minimum requirements in the stress scenarios. Accordingly, the Board concluded that there was a reasonable expectation that the Barclays Bank Group has adequate resources to continue as a going concern for a period of at least 12 months from the date of approval of the financial statements.
4.Accounting policies
The Barclays Bank Group prepares financial statements in accordance with IFRS. The Barclays Bank Group’s material accounting policies relating to specific financial statement items, together with a description of the accounting estimates and judgements that were critical to preparing those items, are set out under the relevant notes. Accounting policies that affect the financial statements as a whole are set out below.
(i)Consolidation
The consolidated financial statements combine the financial statements of Barclays Bank PLC and all its subsidiaries. Subsidiaries are entities over which Barclays Bank PLC has control. The Barclays Bank Group has control over another entity when the Barclays Bank Group has all of the following:
1)power over the relevant activities of the investee, for example through voting or other rights;
2)exposure to, or rights to, variable returns from its involvement with the investee; and
3)the ability to affect those returns through its power over the investee.
As the consolidated financial statements include partnerships where the Barclays Bank Group member is a partner, advantage has been taken of the exemption under Regulation 7 of the Partnership (Accounts) Regulations 2008 with regard to preparing and filing of individual partnership financial statements.
Details of the principal subsidiaries are given in Note 31.
(ii)Foreign currency translation
Transactions in foreign currencies are translated into Sterling at the rate ruling on the date of the transaction. Foreign currency monetary balances are translated into Sterling at the period end exchange rates. Exchange gains and losses on such balances are taken to the income statement.
The Barclays Bank Group’s foreign operations (including subsidiaries, joint ventures, associates and branches) based mainly outside the UK may have different functional currencies. The functional currency of an operation is the currency of the main economy to which it is exposed.
Prior to consolidation (or equity accounting) the assets and liabilities of non-Sterling operations are translated at the period end exchange rate and items of income, expense and other comprehensive income are translated into Sterling at the rate on the date of the transactions.
Exchange differences arising on the translation of foreign operations are included in currency translation reserves within equity. These are transferred to the income statement when the Barclays Bank Group disposes of the entire interest in a foreign operation, when partial disposal results in the loss of control of an interest in a subsidiary, when an investment previously accounted for using the equity method is accounted for as a financial asset, or on the disposal of a foreign operation within a branch.
(iii)Financial assets and liabilities
Recognition
The Barclays Bank Group recognises financial assets and liabilities when it becomes a party to the terms of the contract. Trade date or settlement date accounting is applied depending on the classification of the financial asset.
Classification and measurement
Financial assets are classified on the basis of two criteria:
i)the business model within which financial assets are managed; and
ii)their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’ (SPPI)).
The Barclays Bank Group assesses the business model criteria at a portfolio level. Information that is considered in determining the applicable business model includes (i) policies and objectives for the relevant portfolio, (ii) how the performance and risks of the portfolio are managed, evaluated and reported to management, and (iii) the frequency, volume and timing of sales in prior periods, sales expectation for future periods, and the reasons for such sales.
The contractual cash flow characteristics of financial assets are assessed with reference to whether the cash flows represent SPPI. Terms that could change the contractual cash flows so that it would not meet the condition for SPPI are considered, including: (i) contingent and leverage features, (ii) non-recourse arrangements, (iii) features that could modify the time value of money, and (iv) Social, Environmental and Sustainability-linked features. Terms with de-minimis impact do not preclude cash flows from representing SPPI.
The accounting policy for each type of financial asset or liability is included within the relevant note for the item. The Barclays Bank Group’s policies for determining the fair values of the assets and liabilities are set out in Note 16.
Derecognition
The Barclays Bank Group derecognises a financial asset, or a portion of a financial asset, from its balance sheet where (i) the contractual rights to cash flows from the asset have expired, or (ii) the contractual rights to the cash flows from the asset have been transferred (usually by sale) and with them either (a) substantially all the risks and rewards of the asset have been transferred, or (b) where neither substantially all the risks and rewards have been transferred or retained, where control over the asset has been lost.
Financial liabilities are de-recognised when the liability has been settled, has expired or has been extinguished. An exchange of an existing financial liability for a new liability with the same lender on substantially different terms – generally a difference of 10% or more in the present value of the cash flows or a substantive qualitative amendment – is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability.
It may not be obvious whether substantially all of the risks and rewards of a transferred asset, or portion of an asset, have been transferred.
It is often necessary to perform a quantitative analysis that compares the Barclays Bank Group's exposure to variability in asset cash flows before the transfer with its retained exposure after the transfer. A cash flow analysis of this nature may require judgement. In particular, it is necessary to estimate the asset’s expected future cash flows as well as potential variability around this expectation. The method of estimating expected future cash flows depends on the nature of the asset, with market and market-implied data used to the greatest extent possible. The potential variability around this expectation is typically determined by stressing underlying parameters to create reasonable alternative upside and downside scenarios. Probabilities are then assigned to each scenario. Stressed parameters may include default rates, loss severity, or prepayment rates.
Accounting for reverse repurchase and repurchase agreements including other similar lending and borrowing
Reverse repurchase agreements (and stock borrowing or similar transactions) are a form of secured lending whereby the Barclays Bank
Group provides a loan or cash collateral in exchange for the transfer of collateral, generally in the form of marketable securities subject to an agreement to transfer the securities back at a fixed price in the future. Repurchase agreements are where the Barclays Bank Group obtains such loans or cash collateral, in exchange for the transfer of collateral.
The Barclays Bank Group purchases (a reverse repurchase agreement) or borrows securities subject to a commitment to resell or return them. The securities are not included in the balance sheet as the Barclays Bank Group does not acquire the risks and rewards of ownership.
Consideration paid (or cash collateral provided) is accounted for as a loan asset at amortised cost, unless it is designated or mandatorily at fair value through profit and loss.
The Barclays Bank Group may also sell (a repurchase agreement) or lend securities subject to a commitment to repurchase or redeem them.
The securities are retained on the balance sheet as the Barclays Bank Group retains substantially all the risks and rewards of ownership.
Consideration received (or cash collateral provided) is accounted for as a financial liability at amortised cost, unless it is designated at fair value through profit and loss.
(iv)Issued debt and equity instruments
Issued financial instruments or their components are classified as liabilities if the contractual arrangement results in the Barclays Bank
Group having an obligation to either deliver cash or another financial asset, or a variable number of equity shares, to the holder of the instrument. If this is not the case, the instrument is generally an equity instrument and the proceeds included in equity, net of transaction costs. Dividends and other returns to equity holders are recognised when paid or declared by the members at the Annual General Meeting and treated as a deduction from equity.
Where issued financial instruments contain both liability and equity components, these are accounted for separately. The fair value of the debt is estimated first and the balance of the proceeds is included within equity.
(v) Cash flow statement
Cash comprises cash on hand and balances at central banks. Cash equivalents comprise loans and advances to banks, cash collateral balances with central banks related to payment schemes and treasury and other eligible bills, all with original maturities of three months or less.
Investments in debt securities at amortised cost are deemed to be investing activities for the purposes of the cash flow statement, except those instruments considered to be cash equivalents.
5.New and amended standards and interpretations
The accounting policies adopted have been consistently applied, with the exception of the following:
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
In January 2020 the IASB issued amendments to IAS 1 to clarify the presentation of liabilities in the balance sheet, with an effective date that was subsequently deferred to 1 January 2024.
The amendments clarify that a liability should be classified as non-current only if the entity has the right to defer settlement of the liability for at least 12 months after the reporting period, and that (i) the right to defer settlement must exist at the end of the reporting period and
(ii) management’s intentions or expectations about whether it will exercise its right to defer settlement does not affect the classification.
Further clarifications include how lending conditions affect classification and classification of liabilities the entity will or may settle by issuing its own equity instruments.
In October 2022, the IASB also issued further amendments to IAS 1 to improve the information an entity provides when its right to defer settlement of a liability for at least 12 months is subject to compliance with covenants, and to respond to stakeholders’ concerns about the classification of such a liability as current or non-current.
The impact to the Barclays Bank Group from these amendments is not considered to be material.
Future accounting developments
The following accounting standards have been issued by the IASB but are not yet effective:
Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments
In May 2024, the IASB issued targeted amendments to IFRS 9 to address feedback received from stakeholders following a post-
implementation review.  The amendments include:
•additional guidance to clarify when certain financial assets may be compliant with SPPI requirements, including instruments with contingent features (e.g. ESG-linked financing), as well as contractually-linked instruments and non-recourse financing.
•clarifying the derecognition requirements for financial assets and financial liabilities, including establishing a new accounting policy choice for derecognition of a financial liability when a payment is initiated by the reporting entity using an electronic payment system provided specified criteria is met.
The amendments are effective from 1 January 2026, but are not yet endorsed for use in the UK. The Barclays Bank Group is currently assessing the impact of these amendments.
IFRS 18 Presentation and Disclosure in Financial Statements
In August 2024, the IASB issued a new IFRS Accounting Standard to replace IAS 1 Presentation of Financial Statements.  The new standard creates detailed requirements for the classification and aggregation of income and expenses in the income statement, and disclosure requirements for management-defined performance measures.
The new standard is effective from 1 January 2027, but has not yet been endorsed for use in the UK.  The Barclays Bank Group is currently assessing the impact of these amendments.
Amendments to IAS 21 - Lack of Exchangeability
In August 2023, the IASB issued amendments to IAS 21 to define when a currency is exchangeable into another currency and, when it is not, to determine the exchange rate to use.
The amendments are effective from 1 January 2025, however the impact to the Barclays Bank Group is not expected to be material.
6.Critical accounting estimates and judgements
The preparation of financial statements in accordance with IFRS requires the use of estimates. It also requires management to exercise judgement in applying the accounting policies. The key areas involving a higher degree of judgement or complexity or areas where assumptions are significant to the consolidated and individual financial statements are highlighted under the relevant note.

	Judgements	Estimates	Further information
Credit impairment charges	Identification and application of management adjustments in response to circumstances outside the scope of the model.	Estimates include modelling assumptions such as estimating forward-looking modelled parameters (PD, EAD & LGD), and a range of unbiased future economic scenarios and scenario weightings.	on page 173
Tax	Recognition of deferred tax assets and determination of provisions for uncertain tax positions.	Measurement of deferred tax balances and the level of provisioning for uncertain tax positions include forward- looking assumptions and estimates.	on page 177
Fair value of financial instruments	Classification of financial instruments with significant unobservable inputs as Level 3.	Valuation of Level 3 assets and liabilities are typically determined by referencing observable inputs, historical data, or employing other analytical techniques.	on page 193
Pensions and post-retirement benefit obligations	-	Valuation of defined benefit scheme obligations includes assumptions on post-retirement mortality, discount rates and inflation.	on page 226
Provisions including conduct and legal, competition and regulatory matters	Determination as to whether a present obligation exists.	Estimation uncertainty in the probability, timing, nature and quantum of outflows.	on page 212
7.Other disclosures
To improve transparency and ease of reference, by concentrating related information in one place, certain disclosures required under IFRS have been included within the Risk review section as follows:
▪Credit risk on pages 66 to 67 and on pages 79 to 115
▪Market risk on page 67 and on pages 117 to 118
▪Treasury and capital risk – capital on page 68 to 69 and on page 126
▪Treasury and capital risk – liquidity on pages 68 to 69 and on pages 120 to 131
These disclosures are covered by the Audit opinion (included on pages 150 to 152) where referenced as audited.